Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Assets and Liabilities Measured at Fair Value

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products and structured deposits issued by banks	—	71,464	—	71,464
Short-term investments — equity investment in a publicly traded security	2,787	—	—	2,787
Long-term financial products issued by banks	—	61,400	—	61,400

	As of December 31, 2023
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products issued by banks	—	84,853	—	84,853
Short-term investments — equity investment in a publicly traded security	7,983	—	—	7,983
Long-term financial products issued by banks	—	20,000	—	20,000

Schedule of Useful lives of Property and Equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Cost:
Network equipment	$27,298	$28,810
Leasehold improvements	4,408	4,994
Electronic equipment	3,026	2,783
Furniture, computers and office equipment	1,041	1,027
Self-developed software	863	851
Total cost	36,636	38,465
Less: accumulated depreciation	(31,366)	(33,827)
Capitalized internal-use software development costs	42	42
Construction in progress	17,396	44,486
Property and equipment, net	$22,708	$49,166

Schedule of Disaggregation of Revenue

The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Primary geographical markets based on customers’ location
PRC	$91,671	$79,193	$68,590
United States	22,736	22,849	24,106
Others	46,263	39,496	40,560
Total revenues	$160,670	$141,538	$133,256

Available for sale debt securities [Member]
Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt securities for the periods indicated:

in US$ thousands
Fair value of Level 3 investments as at December 31, 2022	$4,309
Interest income and change in fair value of the investments	1,491
Impairment (Note 11)	(1,230)
Derecognition (Note 11)	(4,570)
Fair value of Level 3 investments as at December 31, 2023	$—
Fair value of Level 3 investments as at December 31, 2024	$—

Nonrecurring Fair Value Measurements

The Company’s non-financial asset which is measured at fair value on a nonrecurring basis includes goodwill.

The Company’s goodwill are fair valued using discounted cash flows. Goodwill impairment testing requires significant use of judgment and assumptions including the identification of reporting units, the assignment of assets and liabilities to reporting units, and the estimation of revenue growth, gross margin, operating expenses, terminal growth rate and discount rates. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy.

As of December 31, 2023, goodwill of certain reporting units was recorded at fair value based upon the Company’s impairment testing and full goodwill impairment was provided. The most significant unobservable inputs (Level 3) used to estimate the fair values of the Company’s goodwill was discount rate of 21.0%.

Property and equipment of estimated useful lives [Member]
Schedule of Useful lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 – 5 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Self-developed software	3 – 5 years